RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 2.3	$ 1.9	$ 2.0
Stock-based compensation	14.6		1.5
Termination and other long-term benefits	0.1	0.1	0.1
Total compensation	$ 17.0	$ 2.0	$ 3.6